Concentrations and Risk	12 Months Ended
Dec. 31, 2024
Concentrations and Risk [Abstract]
CONCENTRATIONS AND RISK

NOTE 20 — CONCENTRATIONS AND RISK

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of accounts receivable. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of customers who represent 10% or more of the Company’s total revenue:

	Financial Years ended December 31,
	2022		2023		2024
	US$’000		US$’000		US$’000
Customer A	68,192		122,289		N/A	(i)
Customer B	174,245		N/A	(i)	N/A	(i)
Customer C	48,666		N/A	(i)	N/A	(i)
Customer D	N/A	(i)	57,486		49,666
Customer E	N/A	(i)	72,295		N/A	(i)
Customer G	N/A	(i)	N/A	(i)	33,771
Customer H	N/A	(i)	N/A	(i)	40,665
Customer I	N/A	(i)	N/A	(i)	41,503
(i)	Revenue from the relevant customer was less than 10% of the Company’s total revenue for the respective year.

The following table sets forth a summary of customers who represent 10% or more of the Company’s total accounts receivable:

	Financial Years ended December 31,
	2022		2023		2024
	US$’000		US$’000		US$’000
Customer B	803		N/A	(ii)	N/A	(ii)
Customer E	N/A	(ii)	713		N/A	(ii)
Customer F	2,622		N/A	(ii)	N/A	(ii)
Customer I	N/A	(ii)	N/A	(ii)	17,519
(ii)	Accounts receivable from the relevant customer was less than 10% of the Company’s total accounts receivable for the respective year.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	Financial Years ended December 31,
	2022		2023		2024
	US$’000		US$’000		US$’000
Supplier A	234,957		N/A	(iii)	N/A	(iii)
Supplier B	33,123		N/A	(iii)	N/A	(iii)
Supplier C	N/A	(iii)	33,968		N/A	(iii)
Supplier D	N/A	(iii)	55,416		85,317
Supplier E	N/A	(iii)	128,500		N/A	(iii)
Supplier F	N/A	(iii)	64,720		N/A	(iii)
Supplier H	N/A	(iii)	N/A	(iii)	70,688
Supplier I	N/A	(iii)	N/A	(iii)	40,437
(iii)	Purchase from relevant suppliers was less than 10% of the Company’s total purchase for the respective year.

The following table sets forth a summary of a single supplier who represent 10% or more of the Company’s total accounts payable:

	Financial Years ended December 31,
	2022		2023		2024
	US$’000		US$’000		US$’000
Supplier I	N/A	(iv)	N/A	(iv)	17,067
(iv)	Accounts payable from relevant suppliers was less than 10% of the Company’s total accounts payable for the respective year.

The Company is exposed to the following concentrations of risk:

(a) Major customers

The Company does not have any significant concentrations of risk related to major customers. Given the dynamic nature of the business, the customers change frequently. Therefore, we do not anticipate this fluctuation in customer numbers to pose a significant risk to the business.

(b) Major suppliers

The Company does not have any significant concentrations of risk related to major suppliers. Given the dynamic nature of the business, the customers change frequently. Therefore, we do not anticipate this fluctuation in customer numbers to pose a significant risk to the business.

(c)  Credit risk

The Company has adopted a policy of only dealing with creditworthy counterparties. The Company performs ongoing credit evaluation of its counterparties’ financial condition and generally do not require a collateral. The Company also considers the probability of default upon initial recognition of asset and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period.

For accounts receivable, the Company determines, on a continuing basis, the allowance for doubtful accounts based on the estimated realizable value. The Company identifies credit risk on a customer-by-customer basis. The information is monitored regularly by management. Concentration of credit risk arises when a group of customers having similar characteristics such that their ability to meet their obligations is expected to be affected similarly by changes in economic conditions.

(d) Interest rate risk

As the Company has no significant interest-bearing assets, the Company’s income and operating cash flows are substantially independent of changes in market interest rates.

The Company’s interest-rate risk arises from lease liabilities. The Company manages interest rate risk by varying the issuance and maturity dates of variable rate debt, limiting the amount of variable rate debt, and continually monitoring the effects of market changes in interest rates. As of December 31, 2023 and 2024, the lease liabilities were at fixed interest rates.

(e)  Exchange rate risk

The Company has transactional currency exposures arising from trade and accounts receivable, derivative financial instruments, cash and cash equivalents, lease liabilities and accrued liabilities that are denominated in currencies other than the functional currency of the Company, primarily Chinese Renminbi (“RMB”) and Singapore Dollar (“SGD”).

(f)  Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s policy is to ensure that it has sufficient cash to meet its liabilities when they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. A key risk in managing liquidity is the degree of uncertainty in the cash flow projections. If future cash flows are fairly uncertain, the liquidity risk increases.